INTEREST EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
INTEREST EXPENSES
Interest expenses for securities borrowed	$ 1,373,662		$ 737,777	$ 209,788
Interest expenses for margin financing	239,987		171,582	82,715
Interest Expenses for Other Businesses	3,801		1,400
Total	$ 1,617,450	$ 208,228	$ 910,759	$ 292,503